Average Annual Total Returns - R2 R5 R6 Shares - JPMorgan US Large Cap Core Plus Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R5 Return After Taxes on Distributions Past 1 Year	Class R5 Return After Taxes on Distributions Past 5 Years	Class R5 Return After Taxes on Distributions Past 10 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	25.37%	14.53%	13.03%	26.21%	15.29%	13.81%	19.10%	11.11%	10.96%	19.85%	11.49%	10.86%	26.33%	15.36%	13.85%	18.40%	15.22%	13.88%